UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21897

The Roxbury Funds
(Exact name of registrant as specified in charter)

6001 Shady Oak Road Suite 200 Minnetonka, MN 55343
(Address of principal executive offices) (Zip code)

Jon Foust Roxbury Capital Management, LLC 6001 Shady Oak Road Suite 200 Minnetonka, MN 55343
(Name and address of agent for service)

Copy to:

Ellen Drought, Esq.

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, WI 53202-3590

Registrant’s telephone number, including area code:     (952) 230-6140

Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

ROXBURY/HOOD RIVER SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2015 (unaudited)

	Shares	Value
COMMON STOCK – 95.6%

CONSUMER DISCRETIONARY – 14.4%

Auto Components – 1.3%
Drew Industries, Inc.	16,947	$ 1,042,918

Diversified Consumer Services – 2.6%
2U, Inc.*	33,897	867,087
Grand Canyon Education, Inc.*	29,449	1,275,142

		2,142,229

Hotels, Restaurants & Leisure – 2.0%
Diamond Resorts
International, Inc.*	29,524	986,987
Habit Restaurants, Inc. (The) - Class A*	560	17,998
Papa Murphy’s Holdings, Inc.*	36,423	660,713

		1,665,698

Media – 0.8%
Lions Gate Entertainment Corp.	18,796	637,560

Multi-Line Retail – 1.1%
Tuesday Morning Corp.*	58,323	939,000

Specialty Retail – 6.6%
Cabela’s, Inc.*	21,438	1,200,099
Genesco, Inc.*	10,059	716,503
Hibbett Sports, Inc.*	16,335	801,395
LifeLock, Inc.*	68,213	962,485
Lithia Motors, Inc. - Class A	12,881	1,280,500
MarineMax, Inc.*	20,673	548,041

		5,509,023

TOTAL CONSUMER
DISCRETIONARY		11,936,428

CONSUMER STAPLES – 0.8%

Food & Staples Retailing – 0.8%
United Natural Foods, Inc.*	8,699	670,171

TOTAL CONSUMER STAPLES		670,171

FINANCIALS – 7.4%

Commercial Banks – 2.3%
Bank of The Ozarks, Inc.	18,074	667,473
Umpqua Holdings Corp.	1	12
Webster Financial Corp.	32,365	1,199,123

		1,866,608

Consumer Finance – 1.6%
PRA Group, Inc.*	23,995	1,303,408

Real Estate Investment Trusts – 2.3%
Pebblebrook Hotel Trust	40,508	1,886,458

Thrifts & Mortgage Finance – 1.2%
BankUnited, Inc.	31,159	1,020,146

	Shares	Value
COMMON STOCK – continued
TOTAL FINANCIALS		$ 6,076,620

HEALTH CARE – 15.6%

Biotechnology – 1.7%
Bluebird Bio, Inc.*	5,622	678,969
Clovis Oncology, Inc.*	9,141	678,536

		1,357,505

Health Care Equipment & Supplies – 0.5%
Tandem Diabetes Care, Inc.*	31,856	402,023

Health Care Providers & Services – 12.3%
Amsurg Corp.*	33,459	2,058,398
ExamWorks Group, Inc.*	33,386	1,389,525
Magellan Health, Inc.*	22,120	1,566,538
Molina Healthcare, Inc.*	21,027	1,414,907
Providence Service Corp.*	20,970	1,113,926
Team Health Holdings, Inc.*	13,529	791,582
VCA Antech, Inc.*	33,753	1,850,339

		10,185,215

Health Care Technology – 1.1%
Omnicell Inc*	26,443	928,149

TOTAL HEALTH CARE		12,872,892

INDUSTRIALS – 22.3%

Aerospace & Defense – 1.6%
Hexcel Corp.	14,024	721,114
TASER International, Inc.*	24,787	597,615

		1,318,729

Building Products – 2.7%
Apogee Enterprises, Inc.	23,286	1,005,955
Patrick Industries, Inc.*	10,563	657,758
PGT, Inc.*	47,843	534,646

		2,198,359

Commercial Services & Supplies – 5.1%
James River Group
Holdings Ltd.	41,078	966,565
KAR Auction Services, Inc.	48,612	1,843,853
TriNet Group, Inc*	40,576	1,429,492

		4,239,910

Construction & Engineering – 1.3%
Dycom Industries, Inc*	12,086	590,280
William Lyon Homes - Class A*	17,366	448,390

		1,038,670

Electrical Equipment – 0.7%
EnerSys, Inc.	9,566	614,520

Machinery – 0.6%
Greenbrier Cos, Inc.	9,231	535,398

See notes to schedule of investments.

ROXBURY/HOOD RIVER SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2015 (unaudited) continued

	Shares	Value
COMMON STOCK – continued

Professional Services – 4.8%
Barrett Business Services, Inc.	29,241	$ 1,252,684
On Assignment, Inc.*	33,999	1,304,542
Resources Connection, Inc.	49,247	861,823
WageWorks, Inc.*	10,515	560,765

		3,979,814

Road & Rail – 5.5%
Covenant Transportation Group, Inc. - Class A *	9,429	312,666
Genesee & Wyoming, Inc. - Class A*	8,302	800,645
Heartland Express, Inc.	34,874	828,606
Old Dominion Freight Line, Inc.*	22,544	1,742,651
Swift Transportation Co.*	33,243	864,983

		4,549,551

TOTAL INDUSTRIALS		18,474,951

INFORMATION TECHNOLOGY – 31.6%

Communications Equipment – 0.4%
Applied Optoelectronics, Inc.*	24,548	340,726

Computers & Peripherals – 0.7%
Violin Memory, Inc.*	159,263	600,422

Internet Software & Services – 7.2%
comScore, Inc.*	38,446	1,968,435
Constant Contact, Inc.*	29,162	1,114,280
Global Eagle Entertainment, Inc.*	103,106	1,372,341
TrueCar, Inc.*	81,683	1,458,042

		5,913,098

IT Services – 1.2%
MAXIMUS, Inc.	15,145	1,011,080

Semiconductors & Semiconductor Equipment – 18.6%
Canadian Solar, Inc.*	58,070	1,938,957
Integrated Device Technology, Inc.*	59,879	1,198,778
JinkoSolar Holding Co., Ltd., ADR*	69,742	1,788,185
Mattson Technology, Inc.*	199,957	787,831
Microsemi Corp.*	84,761	3,000,539
Photronics, Inc.*	48,125	409,063
Skyworks Solutions, Inc.	13,063	1,283,962
SunEdison, Inc.*	116,015	2,784,360
Tessera Technologies, Inc.	28,688	1,155,553
Tower Semiconductor Ltd.*	63,466	1,077,653

		15,424,881

Software – 3.5%
Callidus Software, Inc.*	61,125	775,065

	Shares	Value
COMMON STOCK – continued
Monotype Imaging Holdings, Inc.	16,815	$ 548,842
Proofpoint, Inc.*	17,750	1,051,155
Solera Holdings, Inc.	9,694	500,792

		2,875,854

TOTAL INFORMATION
TECHNOLOGY		26,166,061

MATERIALS – 1.4%

Construction Materials – 1.4%
Martin Marietta Materials, Inc.	8,436	1,179,353

TOTAL MATERIALS		1,179,353

TELECOMMUNICATION SERVICES – 2.1%

Diversified Telecommunication Services – 2.1%
inContact, Inc.*	121,367	1,322,900
Paycom Software, Inc.*	13,504	432,938

		1,755,838

TOTAL TELECOMMUNICATION SERVICES		1,755,838

Total COMMON STOCK (Cost $60,274,350)		79,132,314

SHORT-TERM INVESTMENTS – 2.3%
Blackrock Liquidity Funds TempFund Portfolio, Institutional Class, 0.07%**	1,949,928	1,949,928

Total SHORT-TERM INVESTMENTS (Cost $1,949,928)		1,949,928

TOTAL INVESTMENTS (COST $62,224,278)† - 97.9%		81,082,242

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%		1,710,391

NET ASSETS - 100.0%		$ 82,792,633

ADR	American Depositary Receipt
*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of March 31, 2015.
†	The cost for federal income tax purposes is $62,224,278. At March 31, 2015, net unrealized appreciation was $18,857,964. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $19,442,097, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $584,133.

See notes to schedule of investments.

ROXBURY/MAR VISTA STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2015 (unaudited)

	Shares	Value
COMMON STOCK – 86.7%

CONSUMER DISCRETIONARY – 10.0%

Hotels, Restaurants & Leisure – 2.3%
Starbucks Corp.	4,782	$ 452,855

Media – 2.8%
Liberty Global PLC - Class C*	10,980	546,914

Specialty Retail – 4.9%
O’Reilly Automotive, Inc.*	1,866	403,504
TJX Cos, Inc. (The)	7,887	552,484

		955,988

TOTAL CONSUMER
DISCRETIONARY		1,955,757

CONSUMER STAPLES – 9.1%

Beverages – 3.8%
Anheuser-Busch InBev NV, ADR	2,170	264,545
PepsiCo, Inc.	5,084	486,132

		750,677

Food Products – 3.5%
Mondelez International, Inc. - Class A	19,061	687,911

Household Products – 1.8%
Procter & Gamble Co. (The)	4,298	352,178

TOTAL CONSUMER STAPLES		1,790,766

ENERGY – 6.5%

Energy, Equipment & Services – 4.9%
Core Laboratories NV	4,867	508,553
Schlumberger Ltd.	5,423	452,495

		961,048

Oil, Gas & Consumable Fuels – 1.6%
California Resources Corp.	—	2
Exxon Mobil Corp.	3,590	305,150

		305,152

TOTAL ENERGY		1,266,200

FINANCIALS – 12.1%

Insurance – 7.4%
Berkshire Hathaway, Inc. - Class B*	5,767	832,293
Markel Corp.*	811	623,627

		1,455,920

Real Estate Investment Trusts – 4.7%
American Tower Corp.	9,675	910,901

TOTAL FINANCIALS		2,366,821

	Shares	Value
COMMON STOCK – continued

HEALTH CARE – 8.1%

Health Care Equipment & Supplies – 1.8%
St Jude Medical, Inc.	5,274	$ 344,920

Life Sciences Tools & Services – 3.4%
Mettler-Toledo International, Inc*	2,051	674,061

Pharmaceuticals – 2.9%
ACTAVIS PLC*	1,114	331,471
Johnson & Johnson	2,322	233,593

		565,064

TOTAL HEALTH CARE		1,584,045

INDUSTRIALS – 16.3%

Aerospace & Defense – 12.1%
B/E Aerospace, Inc.	7,543	479,886
Honeywell International, Inc.	9,426	983,226
Precision Castparts Corp.	1,346	282,660
TransDigm Group, Inc.	2,837	620,509

		2,366,281

Electrical Equipment – 2.4%
Sensata Technologies Holding NV*	8,116	466,264

Road & Rail – 1.8%
Union Pacific Corp.	3,349	362,730

TOTAL INDUSTRIALS		3,195,275

INFORMATION TECHNOLOGY – 20.1%

Communications Equipment – 2.2%
QUALCOMM, Inc.	6,115	424,014

Computers & Peripherals – 2.8%
Apple, Inc.	4,436	551,971

Internet Software & Services – 1.7%
GOOGLE, Inc. - Class C*	606	332,088

IT Services – 2.8%
Visa, Inc. - Class A	8,393	548,986

Semiconductors & Semiconductor Equipment – 2.6%
Analog Devices, Inc.	7,973	502,299

Software – 8.0%
Adobe Systems, Inc.*	6,658	492,293
Intuit, Inc.	3,217	311,920
Oracle Corp.	17,661	762,072

		1,566,285

TOTAL INFORMATION
TECHNOLOGY		3,925,643

MATERIALS – 4.5%

Chemicals – 4.5%
Ecolab Inc.	5,001	572,014

See notes to schedule of investments.

ROXBURY/MAR VISTA STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2015 (unaudited) continued

	Shares	Value
COMMON STOCK – continued
Praxair, Inc.	2,544	$ 307,164

		879,178

TOTAL MATERIALS		879,178

Total COMMON STOCK (Cost $13,568,539)		16,963,685

SHORT-TERM INVESTMENTS – 12.9%
Blackrock Liquidity Funds TempFund Portfolio, 0.07%**	2,521,712	2,521,712

Total SHORT-TERM INVESTMENTS (Cost $2,521,712)		2,521,712

TOTAL INVESTMENTS (COST $16,090,251)† - 99.6%		19,485,397
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		76,906

NET ASSETS - 100.0%		$ 19,562,303

ADR	American Depositary Receipt
*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of March 31, 2015.
†	The cost for federal income tax purposes is $16,090,251. At March 31, 2015, net unrealized appreciation was $3,395,146. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,475,056 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $79,910.

See notes to schedule of investments.

THE ROXBURY FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

SECURITY VALUATION: Securities held by the Roxbury/Hood River Small-Cap Growth Fund (“Small-Cap Growth Fund”) and the Roxbury/Mar Vista Strategic Growth Fund (“Strategic Growth Fund”) (the “Funds”) which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2015, in valuing each Fund’s investments carried at fair value:

Small-Cap Growth Fund

Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	March 31, 2015	Price	Inputs	Inputs
Investment in Securities*	$81,082,242	$81,082,242	$—	$—

Strategic Growth Fund

Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	March 31, 2015	Price	Inputs	Inputs
Investment in Securities*	$19,485,397	$19,485,397	$—	$—

*Common stocks and short-term investments are Level 1. Please refer to schedule of investments for industry or sector breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market value existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended March 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Roxbury Funds

By (Signature and Title)*	/s/ Jon Foust
Jon Foust, President
(principal executive officer)

Date	05/11/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jon Foust
Jon Foust, President (principal executive officer)

Date	05/11/15

By (Signature and Title)*	/s/ Brooke Clements
Brooke Clements, Treasurer (principal financial officer)

Date	05/11/15

* Print the name and title of each signing officer under his or her signature.